Revenue from customers - Disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue from customers
Revenue from customers	$ 328	$ 208	$ 268	$ 163
At a point in time
Revenue from customers
Revenue from customers			199	23
Over time
Revenue from customers
Revenue from customers			69	140
CSIRO
Revenue from customers
Revenue from customers			253	$ 163
Others
Revenue from customers
Revenue from customers			$ 15